Schedule of Investments (unaudited) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 132.4%

New York — 127.7%

Corporate — 6.1%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$109,043
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	744,696
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	475	625,314
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	690	725,466
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	540	556,918

		2,761,437

County/City/Special District/School District — 29.8%
City of New York, GO:
Series D, 5.38%, 06/01/32	15	15,045
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	277,467
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	500	142,495
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,110	1,293,550
5.00%, 11/15/45	670	775,458
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	500	228,290
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	950	382,413
(AMBAC), 5.00%, 01/01/39	325	330,453
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,348
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,648
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	175	175,903
City of New York New York, GO, Sub-Series G-1, 5.00%, 04/01/29	250	273,575

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC)(b):
0.00%, 03/01/41	$4,155	$1,980,315
0.00%, 03/01/43	2,000	877,800
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	265	290,832
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	255	302,093
Series A-2, 5.00%, 08/01/38	110	131,758
Sub-Series B-1, 5.00%, 11/01/35	200	229,210
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	275	326,843
5.00%, 02/15/42	125	147,746
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,350	1,383,709
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	285	293,328
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	415	453,363
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	120	133,648
4 World Trade Center Project, 5.00%, 11/15/31	750	811,897
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	320	336,275
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	500	540,310
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	520	561,564
World Trade Center Project, 5.75%, 11/15/51	340	373,521

		13,346,857

Education — 30.8%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	85	95,425

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Daemen College Project, 5.00%, 10/01/48	$65	$72,697
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	140	146,075
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	150	159,882
New Dawn Charter School Project, 5.75%, 02/01/49	145	150,585
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	284,205
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	521,311
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	353,013
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	110	126,442
Carnegie Hall, 4.75%, 12/01/39	400	405,636
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	610	634,333
Series B, 4.00%, 08/01/35	110	118,235
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	60,205
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	65,872
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	55	65,748
5.00%, 07/01/48	80	95,187

Security	Par (000)	Value

Education (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	$100	$118,314
4.00%, 07/01/46	185	200,081
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project(c):
5.00%, 07/01/21	110	118,140
5.00%, 07/01/21	390	419,695
Series A, 5.00%, 07/01/21	500	538,070
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	120	137,719
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	200	204,922
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	100	106,428
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	180,958
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	322,827
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	245	318,422
New York University, Series B, 5.00%, 07/01/42	500	548,075
Teachers College, Series B, 5.00%, 07/01/42	750	816,937
Touro College & University System, Series A, 5.25%, 01/01/34	250	278,158
Touro College & University System, Series A, 5.50%, 01/01/39	500	557,430
University of Rochester, Series A, 5.13%, 07/01/19(c)	185	185,524
University of Rochester, Series A, 5.75%, 07/01/19(c)	150	150,495
University of Rochester, Series A, 5.13%, 07/01/39	30	30,078
University of Rochester, Series A, 5.75%, 07/01/39	25	25,080

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 07/01/33	$125	$125,408
Cornell University, Series A, 5.00%, 07/01/40	150	155,160
Fordham University, 5.00%, 07/01/44	340	380,953
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	396,943
New York University, Series A, 5.00%, 07/01/37	445	488,859
New York University, Series A, 5.00%, 07/01/42	1,750	1,918,262
Series B, 5.00%, 02/15/37	370	445,469
Skidmore College, Series A, 5.00%, 07/01/28	250	266,990
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	350	399,115
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	350	398,433
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	120,073
Hofstra University Project, 5.00%, 07/01/47	100	117,085

		13,824,954

Health — 15.0%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	582,325
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	100	106,367
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 07/01/30	350	367,608
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	120	120,179

Security	Par (000)	Value

Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	$100	$104,935
5.00%, 12/01/46	160	182,850
Series A, 5.00%, 12/01/37	370	400,876
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	275	292,372
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	88,915
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,093,273
Series B, 6.00%, 11/01/20(c)	175	186,286
Series B, 6.00%, 11/01/30	25	26,514
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	532,150
State of New York Dormitory Authority, RB(c):
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19	185	185,636
New York University Hospitals Center, Series A, 5.75%, 07/01/20	220	230,391
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	110	119,390
Catholic Health Syatem Obligation, 4.00%, 07/01/39	140	151,536
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	290,783
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	315	326,296
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,069,110

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	$250	$250,655

		6,708,447

Housing — 6.4%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	819,209
5.00%, 07/01/33	250	275,703
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	523,865
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	156,558
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	165	175,035
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	480	482,126
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	405	436,716

		2,869,212

State — 7.7%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,240	1,376,574
State of New York, GO, Series A, 5.00%, 02/15/39	250	250,660
State of New York Dormitory Authority, RB, Series A:
General Purpose, 5.00%, 02/15/42	500	587,375
Group B, State Sales Tax, 5.00%, 03/15/39	140	166,954
Group C, State Sales Tax, 4.00%, 03/15/45	310	339,087
5.00%, 03/15/36	110	131,372

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	$265	$322,783
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	250	281,180

		3,455,985

Tobacco — 3.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	200	204,802
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	400	356,932
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	340	349,690
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	75,730
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	170	180,467
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	200	206,010
Westchester New York Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	245	241,734

		1,615,365

Transportation — 18.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	120	139,332
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	252,131
4.00%, 12/15/35	120	128,008
Metropolitan Transportation Authority, RB, Series D, 5.25%, 11/15/21(c)	220	241,032

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	$200	$223,540
Series D, 5.25%, 11/15/21(c)	780	854,568
Series D, 5.25%, 11/15/23(c)	170	199,165
Series D, 5.25%, 11/15/23(c)	250	292,890
Series D, 5.25%, 11/15/23(c)	250	292,890
Series F, 5.00%, 11/15/30	500	552,115
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	450	494,995
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	145	159,185
5.25%, 01/01/50	20	22,158
(AGM), 4.00%, 07/01/41	150	157,484
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	529,350
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	170,241
195th Series, AMT, 5.00%, 04/01/36	250	294,357
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	264,665
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	304,811
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	1,000	1,092,110
Series I, 5.00%, 01/01/37	440	474,188
Series I, 5.00%, 01/01/42	140	150,619
Series J, 5.00%, 01/01/41	250	281,065
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	163,883
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	275	321,780

Security	Par (000)	Value

Transportation (continued)
Series B, 5.00%, 11/15/38	$50	$60,021

		8,116,583

Utilities — 10.2%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	144,384
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	290,055
Long Island Power Authority, RB:
5.00%, 09/01/38	625	760,294
General, 5.00%, 09/01/47	110	130,096
General, 5.00%, 09/01/36	80	96,345
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	225	240,550
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	500	644,150
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	75	87,323
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	210	253,646
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	646,596
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,115	1,267,309

		4,560,748

Total Municipal Bonds in New York		57,259,588

Puerto Rico — 4.7%

State — 2.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	4	4,100
Series A-1, 4.75%, 07/01/53	158	152,421
Series A-1, 5.00%, 07/01/58	840	835,002

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series A-2, 5.00%, 07/01/58	$195	$186,469

		1,177,992

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	225	227,324

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	355	352,337
5.13%, 07/01/37	100	99,250
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	235	235,000

		686,587

Total Municipal Bonds in Puerto Rico		2,091,903

Total Municipal Bonds — 132.4% (Cost — $53,888,753)		59,351,491

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 32.6%

County/City/Special District/School District — 9.6%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	250	283,189
Sub-Series-D1, Series D, 5.00%, 12/01/43(e)	1,010	1,223,453
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	887,810
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(c)	433	463,783
5.75%, 02/15/47	267	285,306

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$1,050	$1,142,848

		4,286,389

Housing — 1.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	640	686,272

State — 4.3%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	298,963
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,497	1,645,180

		1,944,143

Transportation — 7.8%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	686,162
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,162,522
Series194th, 5.25%, 10/15/55	360	421,130
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	644,806
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	586,005

		3,500,625

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 9.4%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	$990	$1,059,257
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,500	1,618,016
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	1,000	1,198,245
Series B, 4.00%, 12/15/35	280	310,506

		4,186,024

Security	Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.6% (Cost — $13,812,629)	$14,603,453

Total Long-Term Investments — 165.0% (Cost — $67,701,382)	73,954,944

Total Investments — 165.0% (Cost — $67,701,382)	73,954,944

Other Assets Less Liabilities — 1.6%	739,933

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.6)%	(7,896,349)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.0)%	(21,969,812)

Net Assets Applicable to Common Shares — 100.0%	$44,828,716

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to December 1, 2026, is $901,634.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio*	—	—	—	$—	$1,432	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	343,324	(343,324)	—	—	720	—	—

				$—	$2,152	$—	$—

*	No longer held by the Trust as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH)

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4	09/19/19	$507	$(3,359)
Long U.S. Treasury Bond	18	09/19/19	2,767	(28,798)
5-Year U.S. Treasury Note	5	09/30/19	587	(2,391)

				$(34,548)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Bond Trust (BQH)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$73,954,944	$—	$73,954,944

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(34,548)	$—	$—	$(34,548)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(7,857,402)	$—	$(7,857,402)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

	$—	$(29,957,402)	$—	$(29,957,402)

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